Intangible Assets (Details) - USD ($)	1 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Intangible Assets [Line Items]
Fair value of common shares				$ 264,096
Permanently acquired amount	$ 55,948	$ 17,500	$ 67,251
Westwater Resources, Inc [Member]
Intangible Assets [Line Items]
Permanently acquired amount			$ 200,000
VANE Minerals (US) LLC (“VANE”) [Member]
Intangible Assets [Line Items]
Exchange of common shares (in Shares)				3,000,000